Available-for-Sale Marketable Securities - Summary of Available-for-Sale Marketable Securities by Major Type of Security (Detail) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 5,000	$ 49,243	$ 94,680
Gross Unrealized Gains		3	2
Gross Unrealized Losses	(25)	(263)	(1,674)
Estimated fair value	4,975	48,983	93,008
U.S. Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		37,243
Gross Unrealized Gains		3
Estimated fair value		37,246
U.S. Government Agency Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	5,000	7,500	9,500
Gross Unrealized Losses	(25)	(262)	(623)
Estimated fair value	$ 4,975	7,238	8,877
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		4,500	35,828
Gross Unrealized Losses		(1)	(643)
Estimated fair value		$ 4,499	35,185
Commercial Paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost			26,879
Gross Unrealized Gains			2
Gross Unrealized Losses			(6)
Estimated fair value			26,875
Municipal Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost			22,473
Gross Unrealized Losses			(402)
Estimated fair value			$ 22,071